NEWBUILDINGS (Details) $ in Thousands	3 Months Ended	6 Months Ended	13 Months Ended
	Mar. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)
Movement In Construction In Progress [Roll Forward]
Construction in Progress, Gross	$ 266,233	$ 266,233
Construction in progress, additions		333,740
Construction in progress, interest capitalized		3,358
Construction in progress, transfer to Vessels and Equipment		(277,131)
Construction in Progress, Gross		$ 326,200	$ 326,200
VLCC Vessels [Member]
Movement In Construction In Progress [Roll Forward]
Number of newbuildings acquired			2
Payments to Acquire Productive Assets			$ 84,000
Number of Newbuild options		2	2
number of newbuild vessels		8	8
Suezmax [Member]
Movement In Construction In Progress [Roll Forward]
number of newbuild vessels		8	8
LR2 tanker [Member]
Movement In Construction In Progress [Roll Forward]
number of newbuilding vessels delivered	4
number of newbuild vessels		8	8